Stock-Based Compensation - Summary of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Shares, Options Outstanding, Beginning | shares	673,885
Number of Shares, Options granted | shares	698,750
Number of Shares, Options forfeited | shares	(207,991)
Number of Shares, Options Outstanding at Ending | shares	1,164,644
Number of Shares, Options Exercisable | shares	481,883
Weighted Average Exercise Price, Outstanding, Beginning	$ 19.82
Weighted Average Exercise Price, Options granted	0.62
Weighted Average Exercise Price, Options forfeited	27.50
Weighted Average Exercise Price, Outstanding at Ending	6.93
Weighted Average Exercise Price, Options Exercisable	$ 20.54
Aggregate Intrinsic Value, Outstanding, Beginning | $
Aggregate Intrinsic Value, Options granted
Aggregate Intrinsic Value, Options forfeited
Aggregate Intrinsic Value, Outstanding at Ending | $
Aggregate Intrinsic Value, Options Exercisable | $
Weighted- Average Remaining Contractual Life (in Years), Outstanding, Beginning	8 years 2 months 12 days
Weighted- Average Remaining Contractual Life (in Years), Options granted	8 years 7 months 6 days
Weighted- Average Remaining Contractual Life (in Years), Outstanding at Ending	8 years 4 months 24 days
Weighted- Average Remaining Contractual Life (in Years), Options Exercisable	7 years 9 months 18 days